Transactions with Affiliates - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities – Affiliates	$ 8,577	$ 183,820
Total commitment, remaining term	8,731
Oil and natural gas properties, successful efforts method	2,628,333	1,876,951
Linn Energy Holdings and Citizen Energy LLC
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities – Affiliates		63,000
MSAs
Related Party Transaction [Line Items]
Charges related to services	$ 10,000	10,000
MSAs | Linn
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities – Affiliates		55,500
MSAs | Citizen
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities – Affiliates		46,500
MSAs | Linn Energy Holdings and Citizen Energy LLC
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities – Affiliates		19,000
Corporate office lease | Blue Mountain | Affiliates
Related Party Transaction [Line Items]
Initial term	5 years
Renewal term	5 years
Lease expense	$ 500
Total commitment, remaining term	8,100
Costs incurred on the Company's behalf | Riviera | Affiliates
Related Party Transaction [Line Items]
Reorganization costs	$ 1,800
Supervisory services | Atlas LLC
Related Party Transaction [Line Items]
Oil and natural gas properties, successful efforts method		$ 2,300